Investment in Associates and Joint Ventures	12 Months Ended
Oct. 31, 2025
Investments in Associates and Joint Ventures [Abstract]
Investment in Associates and Joint Ventures
NOTE 12: INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
INVESTMENT IN THE CHARLES SCHWAB CORPORATION
On February 12, 2025, the Bank sold its entire

remaining equity investment in Schwab

through a registered offering and share repurchase

by Schwab.
Immediately prior to the sale, TD held 184.7

million shares of Schwab’s common stock, representing
10.1 % economic ownership. The sale of the shares resulted
in proceeds of $ 21.0

billion and the Bank recognized in Other

income (loss) a net gain on sale of $
9.2

billion. This gain is net of the release of

related cumulative
foreign currency translation from AOCI, the

release of AOCI on designated net investment

hedging items, and direct transaction costs.

For segment reporting, the
Bank recognized an after-tax gain of $ 8.6

billion in its Corporate segment and $
184

million of underwriting fees in its Wholesale

segment as a result of TD
Securities acting as a lead bookrunner on

the transaction.
The Bank discontinued recording its share

of earnings available to common shareholders

from its investment in Schwab following the

sale. The Bank’s share of
net income from its prior investment in Schwab

of $
305

million during the year ended October 31, 2025,

reflects net income after adjustments

for amortization of
certain intangibles net of tax.
The stockholder agreement to which the Bank

and Schwab were party (the “Stockholder

Agreement”) was terminated by

the Bank’s sale of its equity investment
in Schwab. The Bank continues to have a

business relationship with Schwab through

the insured deposit account agreement

(“Schwab IDA Agreement”).
Prior to the sale, the Bank had significant

influence over Schwab and the ability to

participate in the financial and operational

policy-making decisions of Schwab
through a combination of the Bank’s ownership,

board representation and the insured deposit

account agreement between the Bank and

Schwab. As such, the
Bank accounted for its investment in

Schwab using the equity method. The Bank’s

share of Schwab’s earnings available to common

shareholders was reported
with a one-month lag. The Bank took into

account changes in the one-month lag period

that would significantly affect the results.
On August 21, 2024, the Bank sold 40.5

million shares of common stock of Schwab for

proceeds of $
3.4

billion (US$
2.5

billion). The share sale reduced the
Bank’s ownership interest in Schwab from 12.3 % to 10.1%. The Bank recognized $ 1.0 billion (US$
0.7

billion) as other income in fiscal 2024.
As at October 31, 2024, the Bank’s reported investment

in Schwab was approximately
10.1%, consisting of 7.5
% of the outstanding voting common shares

and
the remainder in non-voting common shares

of Schwab with an aggregate fair value of

$
18

billion (US$
13

billion) based on the closing price of

US$
70.83

on the
New York Stock Exchange.
Under the Stockholder Agreement, the Bank

had the right to designate two members of

Schwab’s Board of Directors and had representation

on two Board
Committees, subject to the Bank meeting

certain conditions. The Bank’s designated directors

were the Bank’s former Group President and Chief

Executive Officer
and the Bank’s former Chair of the Board. Under

the Stockholder Agreement, the Bank

was not permitted to own more than
9.9 % voting common shares of
Schwab, and the Bank was subject to

customary standstill restrictions and

subject to certain exceptions, transfer restrictions.
The carrying value of the Bank’s prior investment

in Schwab of $
9.0

billion as at October 31, 2024 represented

the Bank’s share of Schwab’s stockholders’
equity, adjusted for goodwill, other intangibles, and cumulative translation adjustment. The Bank’s share of net

income from its investment in Schwab of
$ 703

million during the year ended October 31, 2024,

reflects net income after adjustments

for amortization of certain intangibles net of tax.
The following tables
represent the gross amount of Schwab’s total

assets, liabilities, net revenues, net income

available to common stockholders, other

comprehensive income (loss),
and comprehensive income (loss) for the

comparative year.
Summarized Financial Information
(millions of Canadian dollars) As at
September 30
2024
Total assets $ 630,363
Total liabilities 566,502
(millions of Canadian dollars) For the year ended
September 30
2024
Total net revenues $ 25,493
Total net income available to common stockholders 6,376
Total other comprehensive income (loss) 8,356
Total comprehensive income (loss)

14,732
Insured Deposit Account Agreement
On May 4, 2023, the Bank and Schwab entered

into an amended Schwab IDA Agreement,

with an initial expiration of July 1, 2034.

Pursuant to the Schwab IDA
Agreement, the Bank makes sweep deposit

accounts available to clients of Schwab.

Schwab designates a portion of the deposits

with the Bank as fixed-rate
obligation amounts (FROA). Remaining deposits

are designated as floating-rate obligations.

The FROA floor is set at US$
60

billion.
Refer to Note 26 for further details on

the Schwab IDA Agreement.
INVESTMENTS

IN OTHER ASSOCIATES AND JOINT VENTURES
Except for Schwab as disclosed above,

the Bank did not have investments in associates

or joint ventures which were individually

material as of October 31, 2025,
or October 31, 2024. The carrying amount

of the Bank’s investments in other associates

and joint ventures as at October 31, 2025

was $
5.2

billion
(October 31, 2024 – $ 4.9

billion), recorded in Other assets on the

Consolidated Balance Sheet.
Other associates and joint ventures consisted

predominantly of investments in private

funds or partnerships that make equity investments,

provide debt
financing or support community-based tax-advantaged

investments. The investments in these

entities generate a return primarily through

the realization of U.S.
federal and state income tax credits,

including Low Income Housing Tax Credits, New Markets Tax Credits,

and Historic Tax Credits.